Right of use assets and leases - Amounts charged (credited) to the Group income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Presentation of leases for lessee [abstract]
Depreciation of right of use assets	$ 241	$ 233	$ 0
Impairment of right of use assets	0	8	$ 0
Short term lease expense	1	10
Low-value lease expense	15	16
Sublease income	(2)	(1)
Charged to operating costs	255	266
Charged to finance costs	44	49
Total amount charged to the Group income statement	$ 299	$ 315